Schedule of statements of operations for the company’s reporting segments (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Operating expenses:
General and administrative	$ 1,350,742	$ 462,121	$ 3,922,348			$ 953,437
Salaries, benefits, contractor costs	12,820,835	8,894,422	19,256,255			14,319,704
Marketing and commissions	18,471,073	19,136,253	52,918,949			24,810,603
Professional fees	1,158,597	1,284,994	2,112,047			809,974
Product and technology development	2,277,688	1,345,309	3,126,087			1,950,119
Depreciation and amortization	1,345,798	788,106	1,881,323			1,247,813
Total operating expenses	37,970,814	32,626,009	85,147,608			45,453,346
Net loss from operations	(19,997,067)	(16,550,543)	(38,648,323)			(25,645,880)
Other expense:
Interest (income)/expense	(1,176,502)	(1,309,997)	3,120,054			1,452,458
Loss on Debt Extinguishment	3,838,715		(4,377,051)		€ (3,464,238)
Foreign currency loss (gain)	(1,642,827)	(853,714)	470,219			1,042,747
Net loss before income taxes	(27,033,898)	(24,110,502)	(52,566,734)			(32,788,079)
Income tax benefit (expense)	488,940	222,099	1,851,038	[1]		402,184	[1]
Net loss	(26,544,958)	(23,888,403)	(50,715,696)			(32,385,895)
Interest (income)/expense	1,176,502	1,309,997	(3,120,054)			(1,452,458)
Foreign currency loss (gain)	1,642,827	853,714	(470,219)			(1,042,747)
Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	17,973,748	16,075,466	46,499,285			19,807,466
Operating expenses:
General and administrative	1,350,742	501,795	3,922,348			953,437
Salaries, benefits, contractor costs	12,820,835	8,894,422	19,256,255			14,319,704
Marketing and commissions	18,471,073	19,136,253	52,918,949			24,810,603
Travel	546,080	714,804	1,930,599			1,361,696
Professional fees	1,158,597	1,284,994	2,112,047			809,974
Product and technology development	2,277,689	1,345,309	3,126,087			1,950,119
Depreciation and amortization	1,345,798	788,106	1,881,323			1,247,813
Total operating expenses	37,970,814	32,665,683	85,147,608			45,453,346
Net loss from operations	(19,997,066)	(16,590,217)	(38,648,323)			(25,645,880)
Other expense:
Interest (income)/expense	(1,176,502)	(1,309,997)	3,120,054			(1,452,458)
Loss on Debt Extinguishment	3,838,715		4,377,051
Loss from change in fair-value of convertible Shareholder loans	(232,041)	(5,356,574)	(5,951,087)			4,646,994
Stock based Compensation	(7,824,176)
Foreign currency loss (gain)	(1,642,827)	(853,714)	470,219			(1,042,747)
Net loss before income taxes	(27,033,896)	(24,110,502)	(52,566,734)			(32,788,079)
Income tax benefit (expense)	488,940	222,099	1,851,038			402,184
Net loss	(26,544,958)	(23,888,403)	(50,715,696)			(32,385,895)
Loss from change in fair-value of convertible Shareholder loans	232,041	5,356,574	5,951,087			(4,646,994)
Interest (income)/expense	1,176,502	1,309,997	(3,120,054)			1,452,458
Foreign currency loss (gain)	1,642,827	853,714	(470,219)			1,042,747
NIGERIA
Other expense:
Net loss before income taxes			(1,379,201)			(4,660,081)
NIGERIA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	15,457,806	10,318,932	22,962,513			18,728,500
Operating expenses:
General and administrative	145,310	31,602	24,268			258,566
Salaries, benefits, contractor costs	600,668	218,575	532,300			776,082
Marketing and commissions	15,475,641	10,619,231	23,471,054			22,050,105
Travel	105,972	119,395	230,141			247,362
Professional fees	1,042	61,008	84,017			19,656
Product and technology development
Depreciation and amortization
Total operating expenses	16,328,633	11,049,811	24,341,780			23,351,771
Net loss from operations	(870,826)	(730,879)	(1,379,268)			(4,623,271)
Other expense:
Interest (income)/expense		(191,703)	(2)			(36,909)
Loss on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss (gain)	11	61	(75)			99
Net loss before income taxes	(870,815)	(922,521)	(1,379,190)			(4,660,081)
Income tax benefit (expense)
Net loss	(870,815)	(922,521)	(1,379,190)			(4,660,081)
Loss from change in fair-value of convertible Shareholder loans
Interest (income)/expense		191,703	2			36,909
Foreign currency loss (gain)	(11)	(61)	75			(99)
ARGENTINA
Other expense:
Net loss before income taxes			(5,723,728)			122,665
ARGENTINA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	51,925	4,099,199	18,820,235			958,177
Operating expenses:
General and administrative	117,427	131,735	1,429,648			213,714
Salaries, benefits, contractor costs	545,208	110,301	643,458			289,296
Marketing and commissions	67,542	5,587,032	22,948,625			1,629,073
Travel		2,825	16,552			20,436
Professional fees		114,768				134,798
Product and technology development	23,200		34,108
Depreciation and amortization
Total operating expenses	753,377	5,946,661	25,072,391			2,287,317
Net loss from operations	(701,452)	(1,847,462)	(6,252,156)			(1,329,140)
Other expense:
Interest (income)/expense	(34,273)	(120,824)	15			(19,893)
Loss on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss (gain)		262,121	(528,443)			1,471,698
Net loss before income taxes	(735,725)	(1,706,165)	(5,723,728)			122,665
Income tax benefit (expense)
Net loss	(735,725)	(1,706,165)	(5,723,728)			122,665
Loss from change in fair-value of convertible Shareholder loans
Interest (income)/expense	34,273	120,824	(15)			19,893
Foreign currency loss (gain)		(262,121)	528,443			(1,471,698)
UNITED KINGDOM
Other expense:
Net loss before income taxes			(38,256,788)			(24,721,521)
UNITED KINGDOM | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Operating expenses:
General and administrative	767,257	123,513	1,542,840			333,388
Salaries, benefits, contractor costs	9,370,158	6,335,251	13,056,512			10,219,772
Marketing and commissions	259,819	1,075,680	688,849			798,871
Travel	439,595	587,617	1,673,044			1,087,775
Professional fees	955,276	590,451	1,907,955			532,017
Product and technology development	2,240,960	1,344,937	3,082,969			1,949,707
Depreciation and amortization	1,345,798	788,106	1,881,323			1,247,813
Total operating expenses	15,378,863	10,845,555	23,833,493			16,169,343
Net loss from operations	(15,378,863)	(10,845,555)	(23,833,493)			(16,169,343)
Other expense:
Interest (income)/expense	(1,141,686)	(994,313)	3,104,140			(1,393,746)
Loss on Debt Extinguishment	3,838,715		4,377,051
Loss from change in fair-value of convertible Shareholder loans	(232,041)	(5,356,574)	(5,951,087)			4,646,994
Stock based Compensation	(7,824,176)
Foreign currency loss (gain)	(1,649,570)	(1,110,654)	991,016			(2,511,438)
Net loss before income taxes	(22,387,621)	(18,307,096)	(38,256,788)			(24,721,521)
Income tax benefit (expense)	488,527	222,099	1,851,038			402,184
Net loss	(21,899,095)	(18,084,997)	(36,405,749)			(24,319,337)
Loss from change in fair-value of convertible Shareholder loans	232,041	5,356,574	5,951,087			(4,646,994)
Interest (income)/expense	1,141,686	994,313	(3,104,140)			1,393,746
Foreign currency loss (gain)	1,649,570	1,110,654	(991,016)			2,511,438
Other [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,464,016	1,657,335	4,716,537			120,789
Operating expenses:
General and administrative	320,749	214,945	925,592			147,769
Salaries, benefits, contractor costs	2,304,801	2,230,295	5,023,985			3,034,554
Marketing and commissions	2,668,071	1,854,310	5,810,420			332,554
Travel	512	4,967	10,862			6,123
Professional fees	202,279	518,767	120,074			123,503
Product and technology development	13,530	372	9,010			412
Depreciation and amortization
Total operating expenses	5,509,941	4,823,656	11,899,944			3,644,915
Net loss from operations	(3,045,925)	(3,166,321)	(7,183,407)			(3,524,126)
Other expense:
Interest (income)/expense	(543)	(3,157)	15,900			(1,910)
Loss on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss (gain)	6,731	(5,242)	7,721			(3,106)
Net loss before income taxes	(3,039,737)	(3,174,720)	(7,207,028)			(3,529,142)
Income tax benefit (expense)	(413)
Net loss	(3,039,323)	(3,174,720)	(7,207,028)			(3,529,142)
Loss from change in fair-value of convertible Shareholder loans
Interest (income)/expense	543	3,157	(15,900)			1,910
Foreign currency loss (gain)	$ (6,731)	$ 5,242	$ (7,721)			$ 3,106

[1]	Due to research and development costs in the UK